BUSINESS ACQUISITIONS	9 Months Ended
Sep. 30, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS ACQUISITIONS

NOTE 4 – BUSINESS ACQUISITIONS

Optilan Holdco 3 Limited

On August 9, 2021, the Company entered into a Share Purchase Agreement with Optilan Guernsey Limited and Optilan Holdco 2 Limited (the “Sellers”), pursuant to which the Company purchased from the Sellers all of the issued and outstanding equity interests of Optilan HoldCo 3 Limited, a private company incorporated in England and Wales (“Optilan”) for £1.00 and also a commitment to enter into the Subscription (as defined below). As of August 9, 2021, the Company owns all of the equity interests of Optilan.

The Company has accounted for the purchase using the acquisition method of accounting for business combinations under ASC 805. Accordingly, the purchase price has been allocated to the underlying assets and liabilities in proportion to their respective fair values. The excess of the consideration transferred over the estimated fair values of the net assets acquired was recorded as goodwill. The following table summarizes the acquired assets and assumed liabilities for the fair value of the assets and liabilities recognized in the Condensed Consolidated Balance Sheet at December 31, 2021:

(Amounts in US$’s)	Amounts Recognized as of Acquisition Date	Measurement Period Adjustments (1)	Fair Value
Cash	$736,177	$(6,000)	$730,177
Accounts receivable	4,619,381	–	4,619,381
Inventory	2,040,887	–	2,040,887
Property & equipment	1,393,274	–	1,393,274
Right-of-use assets	1,385,825	(694,527)	691,298
Unbilled revenue	540,321	779,483	1,319,804
Intangible assets:
Trade name	–	4,033,638	4,033,638
Goodwill	12,181,350	(1,830,489)	10,350,861
Total assets	22,891,215	2,288,105	25,179,320
Accounts payable	11,622,018	(174,846)	11,447,172
Contract deposits	3,168,493	–	3,168,493
Contract liabilities, current	4,139,193	–	4,139,193
Lease liabilities, current	141,730	–	141,730
Other current liabilities	2,496,725	3,157,478	5,654,203
Lease liabilities, noncurrent	628,529	–	628,529
Total purchase consideration	$694,527	$(694,527)	$–

Wildlife Specialists, LLC and Remote Intelligence, LLC

On August 30, 2021, the Company closed two separate Membership Interest Purchase Agreements (the “MPAs”) with Remote Intelligence, Limited Liability Company, a Pennsylvania limited liability company (“RI”) and Wildlife Specialists, LLC, a Pennsylvania limited liability company (“WS”) pursuant to which the Company agreed to pay to the majority shareholder of each of RI and WS an aggregate of 15,000,000 shares of the Company’s Common Stock, $500,000 to be paid on the closing date, and an additional $500,000 to be paid 12 weeks from closing date in exchange for 60% ownership of each of RI and WS. RI and WS are now subsidiaries of the Company.

The Company has accounted for the purchase using the acquisition method of accounting for business combinations under ASC 805. Accordingly, the purchase price has been allocated to the underlying assets and liabilities in proportion to their respective fair values. The excess of the consideration transferred over the estimated fair values of the net assets acquired was recorded as goodwill. The following table summarizes the acquired assets and assumed liabilities for the fair value of the assets and liabilities recognized in the Condensed Consolidated Balance Sheet at December 31, 2021:

WILDLIFE SPECIALISTS
Consideration
Cash	$500,000
Common stock	978,000
Purchase price	$1,478,000

The allocation of the total purchase price to the tangible and intangible assets acquired and liabilities assumed by DarkPulse based on the estimated fair values as of August 29, 2021 was as follows:

WILDLIFE SPECIALISTS	Amounts	Measurement
(Amounts in US$’s)	Recognized as of Acquisition Date	Period Adjustments (1)	Fair Value
Cash	$33,910	$(6,098)	$27,812
Accounts receivable	161,866	170,486	332,352
Other current assets	600	20,947	21,547
Property & equipment	99,490	(77,945)	21,545
Goodwill	1,191,085	1,597,593	2,788,678
Total assets	1,486,951	1,704,983	3,191,934
Assumed liabilities	393,651	334,950	728,601
Non-controlling interest	–	985,333	985,333
Total Consideration for 60% of equity interests	$1,478,000	$–	$1,478,000

REMOTE INTELLIGENCE
Consideration
Cash	$500,000
Common stock	978,000
Purchase price	$1,478,000

The allocation of the total purchase price to the tangible and intangible assets acquired and liabilities assumed by the Company based on the estimated fair values as of August 29, 2021 was as follows:

REMOTE INTELLIGENCE	Amounts
(Amounts in US$’s)	Recognized as of Acquisition Date	Measurement Period Adjustments (1)	Fair Value
Cash	$6,158	$(5,800)	$358
Accounts receivable	24,036	16,024	40,060
Property & equipment	111,636	76,710	188,346
Goodwill	1,729,800	1,080,103	2,809,903
Total assets	1,871,630	1,167,037	3,038,667
Assumed liabilities	393,630	181,704	575,334
Non-controlling interest	–	985,333	985,333
Total Consideration for 60% of equity interests	$1,478,000	$–	$1,478,000

TJM Electronics West, Inc.

On September 8, 2021, the Company entered into and closed the Stock Purchase Agreement with TJM Electronics West, Inc., an Arizona corporation (“TJM”), and TJM’s shareholders, pursuant to which we agreed to purchase all of the equity interests in TJM in exchange for $450,000. TJM is now a wholly-owned subsidiary of the Company.

The Company has accounted for the purchase using the acquisition method of accounting for business combinations under ASC 805. Accordingly, the purchase price has been allocated to the underlying assets and liabilities in proportion to their respective fair values. The excess of the consideration transferred over the estimated fair values of the net assets acquired was recorded as goodwill. The following table summarizes the acquired assets and assumed liabilities for the fair value of the assets and liabilities recognized in the Condensed Consolidated Balance Sheet at December 31, 2021:

Fair Value
Accounts receivable	$3,400
Property & equipment	91,051
Goodwill	355,549
Total assets	450,000
Total Consideration	$450,000

TerraData Unmanned, PLLC.

Effective October 1, 2021 the Company entered into and closed the Membership Purchase Agreement (the “TerraData MPA”) with TerraData Unmanned, PLLC, a Florida limited liability company (“TerraData”), and Justin Dee, the sole shareholder of TerraData, pursuant to which the Company agreed to purchase 60% of the equity interests in TerraData in exchange for 3,725,386 shares of the Company’s Common Stock and $400,000, subject to adjustments as defined in the TerraData MPA, to be paid within 12 weeks of closing. TerraData is now a subsidiary of the Company.

The Company has accounted for the purchase using the acquisition method of accounting for business combinations under ASC 805. Accordingly, the purchase price has been allocated to the underlying assets and liabilities in proportion to their respective fair values. The excess of the consideration transferred over the estimated fair values of the net assets acquired was recorded as goodwill. The following table summarizes the acquired assets and assumed liabilities for the fair value of the assets and liabilities recognized in the Condensed Consolidated Balance Sheet at December 31, 2021:

Consideration
Cash	$400,000
Common stock	200,000
Purchase price	$600,000

The allocation of the total purchase price to the tangible and intangible assets acquired and liabilities assumed by the Company based on the estimated fair values as of October 1, 2021 was as follows:

(Amounts in US$'s)	Fair Value
Cash	$8,691
Goodwill	992,049
Total assets	1,000,740
Assumed liabilities	740
Non-controlling interest	400,000
Total Consideration for 60% of equity interests	$600,000

Unaudited Supplemental Pro Forma Data

Unaudited pro forma results of operations for the nine months ended December 31, 2021 and 2020 as though the Company acquired Optilan, Wildlife Specialists, Remote Intelligence, TJM Electronic West and TerraData Unmanned (the “Acquired Companies”) on the first day of each fiscal year are set forth below.

	Year Ended December 31,
	2021	2020
Pro forma revenues	$23,329,213	$45,344,847
Pro forma operating income (loss)	$11,477,923	$(16,627,266)
Pro forma net income (loss)	$11,264,238	$(11,308,866)
Pro forma net income (loss) attributable to DarkPulse	$11,912,054	$(11,367,321)